Stockholders' Equity (Deficit) (Details) - Disclosure of Share-Based Compensation Arrangements by Share-Based Payment Award - Warrant [Member]	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility	143.60%	171.60%
Dividends	0.00%	0.00%
Risk-free interest rates	0.76%	1.15%
Term (years)	3 months	5 years
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility	150.70%	183.50%
Dividends	0.00%	0.00%
Risk-free interest rates	3.04%	1.63%
Term (years)	5 years	6 years 6 months